Employee Benefits Plan - Summary of Defined Benefit Plan Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plan expense [line items]
Current service cost	$ 55	$ 60
Net interest cost	27	29
Administration fees	8	8
Curtailment gain	(19)	(1)
Plan amendments	5
Settlement loss		5
Continuing Operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	76	101
Discontinued operations [member]
Disclosure of defined benefit plan expense [line items]
Curtailment gain	(12)
Defined benefit plan expense	17	32
Funded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	52	56
Net interest cost	12	13
Administration fees	7	7
Curtailment gain	(20)	(1)
Plan amendments	5
Settlement loss		5
Funded Plans [member] | Continuing Operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	56	80
Funded Plans [member] | Discontinued operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	16	32
UnFunded Plans [member]
Disclosure of defined benefit plan expense [line items]
Current service cost	2	3
Net interest cost	11	12
Administration fees	1	1
Curtailment gain	1
UnFunded Plans [member] | Continuing Operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	15	16
Other Post Employment Benefits [Member]
Disclosure of defined benefit plan expense [line items]
Current service cost	1	1
Net interest cost	4	4
Plan amendments	1
Other Post Employment Benefits [Member] | Continuing Operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	5	$ 5
Other Post Employment Benefits [Member] | Discontinued operations [member]
Disclosure of defined benefit plan expense [line items]
Defined benefit plan expense	$ 1